Revenue from contracts with customers - additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accumulated impairment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	R$ 97,982	R$ 101,008
Gross carrying amount [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	R$ 199,920	R$ 215,663